Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 16,938,755	$ 16,707,364	$ 21,023,163
Deer Park Refining Limited [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 14,770,797	14,405,542
Percentage of investment	49.99%
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 485,543	471,085
Percentage of investment	50.00%
CH4 Energia, S. A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 142,121	315,713
Percentage of investment	50.00%
Texas Frontera, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 234,775	239,782
Percentage of investment	35.00%
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 1,052,163	1,084,169
Percentage of investment	35.00%
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 124,423	64,328
Percentage of investment	40.00%
PMV Minera, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 49,057	45,133
Percentage of investment	44.09%
Ductos el peninsular, S.A.P.I de C. V. [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 17,783	18,336
Percentage of investment	30.00%
Other-net [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 62,093	$ 63,276